LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of components of rental expense

The components of rental expense for the years ended December 31, 2020, 2021 and 2022 consist as follows:

	Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Short-term rental expense	114,723	35,707	20,379
Operating lease expense excluding short-term rental expense	170,022	250,043	194,742

Schedule of other information related to operating leases

	Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:	244,491	228,857	173,352
Right-of-use assets obtained in exchange for newlease liabilities:	484,202	185,875	112,966

Schedule of maturities of lease liabilities

RMB
Year ending December 31,
2023	211,376
2024	104,068
2025	50,572
2026	18,296
2027	4,499
2028 and thereafter	1,021
Total lease payments	389,832
Less: imputed interest	23,127
Total	366,705
Less: current portion	197,969
Non-current portion	168,736